FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial instrument assets recorded at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative liabilities:
Obligations to transfer contingent consideration relating acquisition		$ 14,000
Unsplash Inc
Derivative liabilities:
Obligations to transfer contingent consideration relating acquisition	$ 14,800	14,000
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term Loans	1,374,091	1,475,759	$ 1,507,053
Senior Notes	285,000	318,375	322,500
Contingent Consideration	14,781	14,039
Derivative liabilities:
Foreign currency exchange options			1,827
Interest rate swap contracts		13,759	31,325
Liabilities fair value	1,673,872	1,821,932	1,862,705
Level 2 | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term Loans	1,374,091	1,475,759	1,507,053
Senior Notes	285,000	318,375	322,500
Derivative liabilities:
Foreign currency exchange options			1,827
Interest rate swap contracts		13,759	31,325
Liabilities fair value	1,659,091	1,807,893	$ 1,862,705
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	14,781	14,039
Level 3 | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	14,781	14,039
Derivative liabilities:
Liabilities fair value	$ 14,781	$ 14,039